Financial Risk Management - Additional Information (Details) - Sensitivity Analysis - Equity Price Risk $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of Financial Instruments [Line Items]
Percentage of increase in Index	10.00%
Increase of USD after tax	$ 12,931
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	$ 12,931